N-2	6 Months Ended
Sep. 30, 2025 $ / shares
Cover [Abstract]
Entity Central Index Key	0002066579
Amendment Flag	false
Document Type	N-CSRS
Entity Registrant Name	Privacore VPC Asset Backed Credit Fund
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

Privacore VPC Asset Backed Credit Fund (the “Fund”) is a Delaware statutory trust that is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as a non-diversified, closed-end management investment company. The Fund operates as an interval fund pursuant to Rule 23c-3 under the 1940 Act. The Fund has not yet commenced operations other than the sale and issuance of 10,000 Class I shares of beneficial interest (“Shares”) on June 16, 2025, at an aggregate purchase price of $100,000 to Victory Park Capital Advisors, LLC at a price per share equal to the net asset value (“NAV”) of $10.00 per share.

The Fund’s investment objective is to seek to achieve a high level of current income and, to a lesser extent, capital appreciation. The Fund will seek to achieve its investment objective by employing a flexible and dynamic allocation approach, investing primarily across a broad range of asset backed credit opportunities. Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) directly or indirectly in asset backed credit instruments (“Asset Backed Credit Instruments”). The Fund defines Asset Backed Credit Instruments as direct and indirect investments in credit and credit-related investments secured by a financial or physical asset and investments that derive returns from interest incomes, recurring revenues, fees or other types of cash flows of underlying financial and physical assets. These investments may include loans, notes, participations, receivables, securitized products, bonds, secured credit backed by physical or intellectual assets, and other asset backed credit-related investments. The Fund may invest in Asset Backed Credit Instruments directly, as well as indirectly through an underlying fund holding such investments. Sample underlying asset classes may include, but are not limited to, consumer, small business, financial, real estate, litigation finance, and physical assets. The Asset Backed Credit Instruments the Fund may invest in include secured and unsecured consumer credit receivables, consumer leases, equipment leases, and credit instruments relating to certain assets, including residential and commercial real estate, equipment leases, aviation assets, shipping assets, transportation and storage assets, and financial assets, such as factoring receivables, litigation claims, financial claims and trade claims.

The Fund’s term is perpetual, except that the Fund may be dissolved and terminated as provided in the Fund’s Amended and Restated Agreement and Declaration of Trust. The Fund’s fiscal year ends on each March 31. The Fund’s Shares are not listed on any securities exchange, and the Fund anticipates that no secondary market will develop for its Shares.

The Fund offers three separate classes of Shares designated as Class S, Class D and Class I Shares. Each class of Shares is subject to different fees and expenses. The Fund may offer additional classes of Shares in the future.

The Fund provides a limited degree of liquidity to its shareholders (“Shareholders”) by conducting quarterly offers to repurchase its Shares at their NAV on the date on which the repurchase price for Shares is determined (the “Valuation Date”). Each repurchase offer will be for no less than 5% nor more than 25% of the Fund’s Shares outstanding. If the value of Shares tendered for repurchase exceeds the value the Fund intended to repurchase, the Fund may determine to repurchase less than the full number of Shares tendered. In such event, Shareholders will have their Shares repurchased on a pro rata basis, and tendering Shareholders will not have all of their tendered Shares repurchased by the Fund. Shareholders tendering Shares for repurchase will be asked to give written notice of their intent to do so by the date specified in the notice describing the terms of the applicable repurchase offer, which date will be no more than fourteen (14) days prior to the Valuation Date.

NAV Per Share	$ 10
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt [Table Text Block]

The Adviser has contractually agreed to waive its fees and/or reimburse expenses to the extent necessary to ensure that total annual fund operating expenses (excluding the Management Fee and Incentive Fee, distribution and service fees, all fees and expenses of Fund investments in which the Fund invests (including management fees, performance-based incentive fees and administrative service fees), transactional costs associated with consummated and unconsummated transactions, including legal costs, sourcing fees, servicing fees and brokerage commissions, associated with the acquisition, disposition and maintenance of Fund investments and other investments, acquired fund fees and expenses of the Fund or a subsidiary, all fees and expenses payable to third parties in connection with origination, sourcing or identification of portfolio investments, interest payments incurred on borrowing by the Fund or a subsidiary, fees and expenses incurred in connection with a credit facility, if any, obtained by the Fund or a subsidiary, taxes of the Fund or a subsidiary; and extraordinary expenses) do not exceed, on an annualized basis, 0.70% of the average daily net assets of each class of Shares in the relevant period (the “Expense Limitation”). The Expense Limitation will remain for 12 months from the commencement of the Fund’s operations, unless the Board approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board, any fees waived and/or expenses reimbursed by the Adviser with respect to the Fund for a three-year period following the date of such fee waiver and/or expense reimbursement, to the extent the Fund’s total annual operating expenses do not exceed the limits described above or any lesser limits in effect at the time of the reimbursement.